Label	Element	Value
Global Atlantic Motif Real Estate Trends Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY: Global Atlantic Motif Real Estate Trends Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide long-term capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example do not include any fees or sales charges imposed by your variable annuity contract. If they were included, your costs would be higher. Please refer to your variable annuity prospectus for information on the separate account fees and expenses associated with your contract.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities or instruments (or "turns over" its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance. A higher portfolio turnover rate may indicate higher transaction costs. During the fiscal period July 29, 2016 to December 31, 2016, the Portfolio's portfolio turnover rate was 8% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each variable annuity contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same (except that the Example reflects any applicable contractual fee waivers/expense reimbursement arrangements for only the first year). Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio's sub-adviser, Motif Capital Management, Inc. ("MCM"), uses a thematic approach to investing which seeks to capture the opportunities created by long-term economic, demographic, political, environmental, technological, and social trends, or themes. MCM also considers the short- and medium-term impact of these themes when making investment decisions for the Portfolio. Using this approach, MCM seeks to identify and invest in companies that are likely to benefit from structural shifts in demand for commercial, residential, and specialty real estate. Changing demographics, trends, and technological drivers could affect which companies will thrive and be profitable in the future. The Portfolio focuses on companies that MCM believes will likely benefit from demographic changes, urbanization, and an increased digital economy.

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a limited number of real estate-related U.S. listed equity securities of companies, including companies that are not classified in the real estate business segment, but that have secondary exposure to real estate, such as hotels, home improvement retail stores, home and office furnishing retail stores and suppliers of construction equipment and materials, among others, and real estate investment trusts (REITs) ("real estate-related securities"). While most of these real estate-related securities are classified in the real estate business segment of the financials sector, some are classified in other sectors, such as materials (e.g., suppliers of construction materials), industrials (e.g., suppliers of machinery and equipment) and consumer cyclicals (e.g., homebuilders, home improvement retail companies, home and office furnishing retail companies, hotels and resorts). Real estate-related securities that are not classified under the real estate business segment of the financials sector provide products or services that support the companies within the real estate business segment.

MCM uses a systematic process to select and weight the securities in the Portfolio. A systematic process is characterized by the use and reliance on quantitative models (sets of algorithmic steps that are used to estimate the relationship between different companies' historical returns) and/or well-defined rules (principles that can be applied to a portfolio to alter weights or holdings, such as a maximum weight). MCM uses the process to identify potential themes related to evolving long-term real estate trends. The real estate themes currently include, but are not limited to, brick-and-mortar shopping, commercial spaces, digital real estate, high-density developments, home remodeling, hospitality (real estate-related companies that facilitate travel, such as hotels and travel booking companies), industrial and logistics (warehouse and distribution facilities that are linked to trade and manufacturing activities), self-storage, senior and assisted living, The American Homebuyer (construction and sales of new and existing single-family homes in the U.S.) and urban infrastructure. Digital real estate encompasses those real estate firms that provide facilities and services for digital infrastructure (e.g., data centers, e-commerce operators and mobile phone towers), and which thereby benefit from corporations' increased computing needs. MCM then uses a step-by-step process to create sub-portfolios for each of the themes identified. The final step in the process determines which sub-portfolios should be included in the Portfolio and the respective allocations to each sub-portfolio. MCM seeks to optimize the weightings of each of the selected sub-portfolios in the Portfolio based on objective measures of valuation, momentum and volatility.

The Portfolio is non-diversified and is concentrated in real estate industries. The Portfolio will not engage in frequent trading of portfolio securities to achieve its principal investment strategies. The Portfolio invests in exchange-listed equity securities of well-known, established companies, as well as new, smaller or less-seasoned companies (companies with less available operating and market data), and REITs. The Portfolio may invest in companies of any capitalization range.

Although MCM selects the Portfolio's investments, the Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC (the "Adviser"), is responsible for all trading and investment execution activities. On at least a quarterly basis, MCM provides a list of investments and their respective target weightings. The Adviser is responsible for rebalancing the Portfolio as frequently as daily based on, among other things, MCM's investment selections and weightings and market price movements of individual investments.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a limited number of real estate-related U.S. listed equity securities of companies, including companies that are not classified in the real estate business segment, but that have secondary exposure to real estate, such as hotels, home improvement retail stores, home and office furnishing retail stores and suppliers of construction equipment and materials, among others, and real estate investment trusts (REITs) ("real estate-related securities").
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. Many factors affect the Portfolio's net asset value and performance. The following is a summary description of principal risks of investing in the Portfolio.

Equity Risk: Common and preferred stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Issuer Risk: The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance or the historical and prospective earnings of the issuer.

Large Cap Risk: Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Limited History of Operations Risk: The Portfolio has a limited history of operations for investors to evaluate.

Management Risk: The Portfolio's strategies may not produce the desired results, and may result in losses to the Portfolio.

Market Risk: Overall securities market risks may affect the value of individual securities. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities markets.

Mid Cap Risk: The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies. Medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.

Newer Issuer Risk: Investments in newer, smaller or less-seasoned companies may offer more reward but may also entail more risk and volatility than is generally true of larger, established companies.

Non-Diversification Risk: The Portfolio is non-diversified, which means that its assets are invested in a small number of issuers. The Portfolio therefore has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

Quantitative Investing Risk: Investments selected using quantitative analysis or "models" may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors' historical trends, and technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues).

Real Estate Concentration Risk: The Portfolio concentrates its investments in the real estate business segment of the financials sector. Concentration in a particular business segment subjects the Portfolio to the risks associated with that business segment. Companies in the real estate business segment may be significantly affected by general local and economic conditions, interest rates and changes in government regulations. As a result, the Portfolio may be subject to greater price volatility and risk of loss as a result of adverse economic, business or other developments affecting the real estate business segment than portfolios investing in a broader range of business segments.

Real Estate Related Securities Risk: The main risk of real estate-related securities is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning, and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. Investments in digital real estate are subject to rapidly changing technology trends, as well as cyclical periods of supply and demand. Companies that have secondary exposure to real estate such as home improvement retail stores may be affected by general consumer spending and the value of residential real estate.

REIT Investment Risk: Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Small Cap Risk: Small capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization securities issuers may have more limited product lines, markets and financial resources and may depend on a relatively small management group.

Thematic Investing Risk: The Portfolio's investment strategy incorporates the identification of themes and its performance may suffer if the sub-adviser does not correctly identify such themes or if a theme develops in an unexpected manner. Performance may also suffer if the investments selected for the Portfolio do not benefit from such themes.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Portfolio is non-diversified, which means that its assets are invested in a small number of issuers. The Portfolio therefore has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Portfolio has less than a full calendar year of investment operations, no bar chart or Average Annual Total Returns table is presented for the Portfolio at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to contract holders semi-annually. Updated performance information will be available at no cost by calling the Portfolio toll-free at 1-877-881-7735.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Portfolio has less than a full calendar year of investment operations, no bar chart or Average Annual Total Returns table is presented for the Portfolio at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-881-7735
Global Atlantic Motif Real Estate Trends Portfolio | Class II Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Advisory Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.02%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 104
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 325

[1]	Estimated for the current fiscal year.